Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Preferred shares and other equity	Common shares	Shareholders and other equity holders’ retained earnings	Contributed surplus	Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):	Participating policyholders’ equity	Non-controlling interests
Balance, beginning of year at Dec. 31, 2022		$ 6,660	$ 22,178	$ 3,538	$ 238	$ 14,261	$ (77)	$ 1,427
Issued (note 11)		0
Redeemed (note 11)		0
Repurchased (note 11)			(745)	(850)
Issued on exercise of stock options and deferred share units			94		(18)
Stock option expense					2
Net income (loss) attributed to shareholders and other equity holders				5,103
Preferred share dividends and other equity distributions				(303)
Common share dividends				(2,669)
Other				0
Change in unrealized foreign exchange gains (losses) on net foreign operations	$ (1,301)					(1,117)
Changes in insurance / reinsurance finance income (expenses)	(14,628)					(7,222)
Change in unrealized gains (losses) on fair value through OCI investments						7,923
Other changes in OCI attributed to shareholders and other equity holders						(34)
Net income (loss) attributed to participating policyholders	360						360
Other comprehensive income (losses) attributed to policyholders							(26)
Net income (loss) attributed to non-controlling interests	144							144
Other comprehensive income (losses) attributed to non-controlling interests								(126)
Contributions (distributions and acquisitions), net								(14)
Balance, end of year at Dec. 31, 2023	48,727	6,660	21,527	4,819	222	13,811	257	1,431
Total shareholders and other equity holders’ equity, end of year	47,039					47,039
Issued (note 11)		0
Redeemed (note 11)		0
Repurchased (note 11)			(990)	(2,282)
Issued on exercise of stock options and deferred share units			144		(18)
Stock option expense					0
Net income (loss) attributed to shareholders and other equity holders				5,385
Preferred share dividends and other equity distributions				(311)
Common share dividends				(2,848)
Other				1
Change in unrealized foreign exchange gains (losses) on net foreign operations	3,109					2,526
Changes in insurance / reinsurance finance income (expenses)	(15,086)					5,575
Change in unrealized gains (losses) on fair value through OCI investments						(3,471)
Other changes in OCI attributed to shareholders and other equity holders						222
Net income (loss) attributed to participating policyholders	246						246
Other comprehensive income (losses) attributed to policyholders							64
Net income (loss) attributed to non-controlling interests	247							247
Other comprehensive income (losses) attributed to non-controlling interests								(243)
Contributions (distributions and acquisitions), net								(14)
Balance, end of year at Dec. 31, 2024	52,960	$ 6,660	$ 20,681	$ 4,764	$ 204	18,663	$ 567	$ 1,421
Total shareholders and other equity holders’ equity, end of year	$ 50,972					$ 50,972